RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - FAIR VALUE OF DERIVATIVES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Derivatives
Short-term portion of derivative assets	$ 498	$ 296
Current derivative liabilities	(1,234)	(1,130)
Fair Value	(3,210)	(2,192)
Forward currency contracts
Fair Value of Derivatives
Fair Value	(2,718)	(1,383)
Interest rate contracts
Fair Value of Derivatives
Fair Value	(515)	(348)
Commodity contracts
Fair Value of Derivatives
Fair Value	30	(457)
Other contracts
Fair Value of Derivatives
Fair Value	(7)	(4)
Fair Value
Fair Value of Derivatives
Short-term portion of derivative assets	498	296
Long-term derivative assets	119	181
Current derivative liabilities	(1,234)	(1,130)
Long-term derivative liabilities	(2,593)	(1,539)
Fair Value	(3,210)	(2,192)
Fair Value | Forward currency contracts
Fair Value of Derivatives
Short-term portion of derivative assets	47	143
Long-term derivative assets	62	145
Current derivative liabilities	(615)	(359)
Long-term derivative liabilities	(2,212)	(1,312)
Fair Value	(2,718)	(1,383)
Fair Value | Interest rate contracts
Fair Value of Derivatives
Short-term portion of derivative assets	22	8
Long-term derivative assets	5	13
Current derivative liabilities	(341)	(329)
Long-term derivative liabilities	(201)	(40)
Fair Value	(515)	(348)
Fair Value | Commodity contracts
Fair Value of Derivatives
Short-term portion of derivative assets	429	145
Long-term derivative assets	52	23
Current derivative liabilities	(273)	(439)
Long-term derivative liabilities	(178)	(186)
Fair Value	30	(457)
Fair Value | Other contracts
Fair Value of Derivatives
Current derivative liabilities	(5)	(3)
Long-term derivative liabilities	(2)	(1)
Fair Value		(4)
Level 1 | Fair Value
Fair Value of Derivatives
Short-term portion of derivative assets	24	1
Current derivative liabilities	(7)	(13)
Fair Value	17	(12)
Level 1 | Fair Value | Commodity contracts
Fair Value of Derivatives
Short-term portion of derivative assets	24	1
Current derivative liabilities	(7)	(13)
Fair Value	17	(12)
Level 2 | Fair Value
Fair Value of Derivatives
Short-term portion of derivative assets	114	181
Long-term derivative assets	97	160
Current derivative liabilities	(989)	(778)
Long-term derivative liabilities	(2,438)	(1,356)
Fair Value	(3,216)	(1,793)
Level 2 | Fair Value | Forward currency contracts
Fair Value of Derivatives
Short-term portion of derivative assets	47	143
Long-term derivative assets	62	145
Current derivative liabilities	(615)	(359)
Long-term derivative liabilities	(2,212)	(1,312)
Fair Value	(2,718)	(1,383)
Level 2 | Fair Value | Interest rate contracts
Fair Value of Derivatives
Short-term portion of derivative assets	22	8
Long-term derivative assets	5	13
Current derivative liabilities	(341)	(329)
Long-term derivative liabilities	(201)	(40)
Fair Value	(515)	(348)
Level 2 | Fair Value | Commodity contracts
Fair Value of Derivatives
Short-term portion of derivative assets	45	30
Long-term derivative assets	30	2
Current derivative liabilities	(28)	(87)
Long-term derivative liabilities	(23)	(3)
Fair Value	24	(58)
Level 2 | Fair Value | Other contracts
Fair Value of Derivatives
Current derivative liabilities	(5)	(3)
Long-term derivative liabilities	(2)	(1)
Fair Value	(7)	(4)
Level 3 | Fair Value
Fair Value of Derivatives
Short-term portion of derivative assets	360	114
Long-term derivative assets	22	21
Current derivative liabilities	(238)	(339)
Long-term derivative liabilities	(155)	(183)
Fair Value	(11)	(387)
Level 3 | Fair Value | Commodity contracts
Fair Value of Derivatives
Short-term portion of derivative assets	360	114
Long-term derivative assets	22
Current derivative liabilities	(238)	(339)
Long-term derivative liabilities	(155)	(183)
Fair Value	$ (11)	(387)
Level 3 | Fair Value | Other contracts
Fair Value of Derivatives
Long-term derivative liabilities		$ 0